<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 9th day of May, 2007.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 237
FORM 13F INFORMATION TABLE VALUE TOTAL: $637,862,099

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.
Altria Group, Inc.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer
Aqua America, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
00508Y102
H01301102
01535P106
18772103
20039103
02209S103
25816109
26874107
31162100
35229103
37411105
37833100
03836W103

$11,489,493
$1,225,033
$3,134,248
$250,424
$355,914
$1,488,620
$2,904,893
$280,860
$5,935,517
$217,140
$3,651,390
$6,643,406
$555,565
$5,148,374
$1,443,171
$241,899


150,327
21,954
165,483
4,600
2,700
310,000
314,723
4,530
67,595
3,850
54,320
118,887
11,010
72,820
15,533
10,775

150,327
148,067
21,954
24,804
165,483
294,515
4,600
4,600
2,700
2,700
310,000
310,000
314,723
665,523
4,530
4,530
67,595
65,529
3,850
4,050
54,320
55,181
118,887
138,757
11,010
15,810
72,820
70,060
15,533
12,218
10,775
10,775



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company

Abbott Labs

Activision, Inc.

Acuity Brands, Inc.

Alcon, Inc.

Alexco Resource Corp.

Alliance One International

Alltell Corp.

Altria Group, Inc.

American Express Company

American Intl. Group, Inc.

Amgen Incorporated

Anheuser Busch Company, Inc.

Apache Corp.

Apple Computer

Aqua America, Inc.


0

0

0

0

0

0

0

0

0

0

0

0

0

0

0

0


0

0

0

0

0

0

0

0

0

0

0

0

0

0

0

0


150,327


148,067
21,954


24,804
165,483


294,515
4,600


4,600
2,700


2,700
310,000


310,000
314,723


665,523
4,530


4,530
67,595


65,529
3,850


4,050
54,320


55,181
118,887


138,757
11,010


15,810
72,820


70,060
15,533


12,218
10,775


10,775

0


0


0


0


0


0


0


0


0


0


0


0


0


0


0


0



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
00206R102
53015103
60505104
06423T102
06652V109
06739F291
67901108
54937107
75887109
84670207
84670108
88606108
09247Q106
09249 E101
92475102


$2,713,726
$429,660
$1,518,537
$5,711,103
$27,583,555
$2,921,848
$276,515
$239,509
$228,400
$4,387,212
$203,759
$17,497,480
$2,724,750
$4,603,961
$585,654
$777,886
$784,610


89,150
14,000
38,512
117,998
540,642
216,273
6,655
4,875
8,000
106,953
2,650
4,807
25
95,025
38,785
60,583
73,950


89,150
14,000
38,512
117,998
540,642
216,273
6,655
4,875
8,000
106,953
2,650
4,807
25
95,025
38,785
60,583
73,950










Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


89,150
14,000
38,512
117,998
540,642
216,273
6,655
4,875
8,000
106,953
2,650
4,807
25
95,025
38,785
60,583
73,950


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Cablevision Systems Corp. CL A
Canadian Nat. Res. Ltd.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
97023105
55622104
12686C109
136385101


$1,145,040
$221,400
$1,149,030
$845,170
$902,100
$228,932
$516,975
$672,158
$149,700
$154,400
$2,943,292
$907,613
$539,138
$284,512
$1,767,222
$608,600
$507,748


183,500
22,500
75,100
44,600
46,500
12,100
30,500
44,250
10,000
10,000
110,775
49,300
41,250
3,200
27,293
20,000
9,200


183,500
22,500
75,100
44,600
46,500
12,100
30,500
44,250
10,000
10,000
110,775
49,300
41,250
3,200
27,293
20,000
9,200









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Cablevision Systems Corp. CL A
Canadian Nat. Res. Ltd.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


183,500
22,500
75,100
44,600
46,500
12,100
30,500
44,250
10,000
10,000
110,775
49,300
41,250
3,200
27,293
20,000
9,200


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgen Corp.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


139793103
14040H105
14149F109
14149Y108
149123101
151020104
165167107
166764100
170388102
172062101
17275R102
172967101
191216100
191891209
194162103
200080109
203372107

$2,507,650
$14,456,643
$499,000
$368,398
$239,967
$828,868
$1,284,608
$1,418,997
$1,122,900
$643,293
$13,229,161
$13,096,415
$1,351,776
$524,700
$5,970,024
$1,049,003
$1,143,285


145,371
191,580
50,000
5,050
3,580
15,800
41,600
19,186
30,000
15,172
518,181
255,092
28,162
18,000
89,385
115,275
26,650


145,371
191,580
50,000
5,050
3,580
15,800
41,600
19,186
30,000
15,172
518,181
255,092
28,162
18,000
89,385
115,275
26,650










Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgen Corp.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Comarco, Inc.
CommScope, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


145,371
191,580
50,000
5,050
3,580
15,800
41,600
19,186
30,000
15,172
518,181
255,092
28,162
18,000
89,385
115,275
26,650


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Community Bancshares, Inc. SC

ConocoPhillips

Cooperative Bankshares, Inc.

Countrywide Financial

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Dupont de nemours E.I.

DWS Dreman Value Income

Eaton Corp

Ebay, Inc.

EMC Corp. MASS


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20343F190
20825C104
216844100
222372104
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109
264399106
263534109
23339M105
278058102
278642103
268648102

$1,320,154
$1,062,832
$493,500
$504,600
$964,387
$4,234,120
$2,503,036
$393,000
$7,914,961
$4,906,000
$264,091
$1,850,205
$237,659
$603,840
$388,387
$232,050
$211,116


81,491
15,550
30,000
15,000
28,248
192460
107,843
12,000
114,345
142,492
2,975
91,188
4,808
32,000
4,648
7,000
15,243


81,491
15,550
30,000
15,000
28,248
192460
107,843
12,000
114,345
142,492
2,975
91,188
4,808
32,000
4,648
7,000
15,243










Community Bancshares, Inc. SC
ConocoPhillips
Cooperative Bankshares, Inc.
Countrywide Financial
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
EMC Corp. MASS



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


81,491
15,550
30,000
15,000
28,248
192460
107,843
12,000
114,345
142,492
2,975
91,188
4,808
32,000
4,648
7,000
15,243



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric
Encana Corp.
Encore Wire Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
292505104
292562105
294549100
30064 109
30161N101
302290101
306137100
31428X106
31620M106
31946M103
32054K103
337738108
302526108
346091705
302695101
368710406



$1,170,669
$316,792
$441,074
$200,528
$317,800
$267,969
$5,054,320
$12,067,287
$247,089
$1,095,586
$1,789,302
$1,288,785
$238,770
$210,788
$1,207,160
$8,592,142
$983,387



27,168
6,257
17,420
4,150
20,000
3,900
66,989
1,158,089
2,300
24,100
8,902
28,450
4,500
13,750
36,175
1,133,528
11,975



27,168
6,257
17,420
4,150
20,000
3,900
66,989
1,158,089
2,300
24,100
8,902
28,450
4,500
13,750
36,175
1,133,528
11,975











Emerson Electric
Encana Corp.
Encore Wire Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


27,168
6,257
17,420
4,150
20,000
3,900
66,989
1,158,089
2,300
24,100
8,902
28,450
4,500
13,750
36,175
1,133,528
11,975



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369550108
369604103
M52020100
37733W105
380956409
38141G104
38259P508
411511306
42805T105
428236103
431284108
437076102
442120101
443510201
443683107
458140100
459200101



$297,960
$19,487,546
$3,506,544
$416,384
$208,109
$4,503,914
$3,498,968
$615,096
$237,000
$770,849
$3,272,102
$367,216
$598,845
$585,875
$1,495,716
$6,547,997
$396,835



3,900
551,118
162,340
7,535
8,664
21,797
7,637
9,617
10,000
19,204
82,859
9,995
11,100
12,145
109,336
342,289
4,210



3,900
551,118
162,340
7,535
8,664
21,797
7,637
9,617
10,000
19,204
82,859
9,995
11,100
12,145
109,336
342,289
4,210











General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

3,900
551,118
162,340
7,535
8,664
21,797
7,637
9,617
10,000
19,204
82,859
9,995
11,100
12,145
109,336
342,289
4,210

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares DJ US Telecm Sector Idx Fd.
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Indx Fd
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287713
464287184
464287176
464287465
464287234
464286608
464286871
464286848
464286665
464287556
464287341
464287325
464287697
464287499
478160104
487836108
49460W208

$348,544
$5,479,903
$313,224
$5,033,160
$7,527,182
$487,305
$224,840
$2,133,048
$595,574
$674,442
$1,047,630
$484,176
$310,752
$251,667
$14,878,265
$5,292,661
$714,784

11,200
53,499
3,100
66,000
64,611
4,500
14,000
146,400
4,433
8,900
9,400
8,400
3,200
2,415
246,901
102,910
14,115

11,200
53,499
3,100
66,000
64,611
4,500
14,000
146,400
4,433
8,900
9,400
8,400
3,200
2,415
246,901
102,910
14,115









Ishares DJ US Telecm Sectr Indx Fd

Ishares FTSE XINHUA

Ishares Lehman Treasury

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI EMU Index Fund

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pac Ex-Japan Index Fd

Ishares NASDAQ Biotech Indx Fd

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares T DJ US UTL S FD

Ishares TR Russell Midcap Indx Fd

Johnson & Johnson

Kellogg Company

Kinetic Concepts, Inc.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,200
53,499
3,100
66,000
64,611
4,500
14,000
146,400
4,433
8,900
9,400
8,400
3,200
2,415
246,901
102,910
14,115

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgans Hotel Group


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


502424104
50540R409
518439104
524908100
52729N100
532457108
534187109
536020100
548661107
580135101
585055106
589331107
590188108
591520200
592688105
594918104
61748W108

$3,138,637
$225,153
$244,250
$1,074,944
$146,400
$252,558
$1,003,089
$955,962
$19,018,882
$2,477,750
$7,333,342
$3,919,602
$436,281
$265,860
$815,087
$16,296,653
$1,050,500

35,882
3,100
5,000
15,341
24,000
4,750
14,797
28,100
603,966
55,000
149,477
88,739
5,342
18,000
9,100
584,738
50,000

35,882
3,100
5,000
15,341
24,000
4,750
14,797
28,100
603,966
55,000
149,477
88,739
5,342
18,000
9,100
584,738
50,000









L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgans Hotel Group



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,882
3,100
5,000
15,341
24,000
4,750
14,797
28,100
603,966
55,000
149,477
88,739
5,342
18,000
9,100
584,738
50,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Motorola, Inc.
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen CT Div Ad Muni Fd CT Fd
Nuveen CT Div Ad Muni Fd CT
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund Fd
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Perf Plus Muni Fund, Inc.
Nuveen Preferred & Conv. Incm.
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Fr Inc Portfolio 3
Oil Service Holders Dep. RCPT


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


620076109
G6359F103
654902204
66987 E206
67010F103
67071R103
67069T103
67062H106
67070F100
67072D103
67071D104
67062P108
67073D102
67071S101
67071B108
67063X100
678002106

$1,419,431
$207,690
$8,976,503
$24,014,726
$213,644
$250,536
$322,200
$321,200
$212,875
$750,942
$626,471
$157,664
$238,700
$506,880
$983,845
$154,110
$910,313

80,330
7,000
391,645
1,416,798
20,925
15,600
22,500
20,000
12,500
50,808
39,625
10,400
17,050
36,000
36,615
11,000
6,247

80,330
7,000
391,645
1,416,798
20,925
15,600
22,500
20,000
12,500
50,808
39,625
10,400
17,050
36,000
36,615
11,000
6,247









Motorola, Inc.


Nabors Industries Ltd.


Nokia Corp.


NovaGold Resources, Inc.


Novogen Limited Sponsored ADR


Nuveen CT Div Ad Muni Fd CT Fd


Nuveen CT Div Ad Muni Fd CT


Nuveen Muni Advantage Fund


Nuveen NC Div AD Muni Fund Fd


Nuveen NC Div AD Muni Fund NC


Nuveen NC Div AD Muni Fund NC


Nuveen Perf Plus Muni Fund, Inc.


Nuveen Preferred & Conv. Incm.


Nuveen Quality Pfd Incm Fd


Nuveen Real Estate Inc. Fund


Nuveen Select Tax Fr Inc Portfolio 3


Oil Service Holders Dep. RCPT



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


80,330

7,000

391,645

1,416,798

20,925

15,600

22,500

20,000

12,500

50,808

39,625

10,400

17,050

36,000

36,615

11,000

6,247


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


680223104
70788P105
713448108
71646E 100
716495106
717081103
72201B101
72200X104
723787107
731068102
74005P104
742718109
743263105
743859100
758940100
760737106
760759100

$755,863
$1,310,000
$22,029,182
$3,463,522
$1,708,478
$9,679,371
$390,078
$988,559
$371,824
$659,725
$472,200
$14,927,506
$305,364
$974,233
$595,065
$810,045
$279,591

34,171
52,400
346,589
29,580
129,725
383,190
23,400
89,950
8,625
13,750
7,500
236,344
6,054
29,648
16,824
70,500
10,050

34,171
52,400
346,589
29,580
129,725
383,190
23,400
89,950
8,625
13,750
7,500
236,344
6,054
29,648
16,824
70,500
10,050









Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


34,171
52,400
346,589
29,580
129,725
383,190
23,400
89,950
8,625
13,750
7,500
236,344
6,054
29,648
16,824
70,500
10,050

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Staples, Inc.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


78390X101
803111103
806605101
814047106
816851109
81760N109
82966U103
834156101
835495102
842632101
847560109
855030102
855244109
858912108
867229106
867914103
78486Q101

$604,468
$243,953
$263,263
$1,889,213
$238,244
$5,541,003
$64,000
$17,600
$4,439,025
$2,819,551
$962,191
$209,304
$827,904
$815,000
$446,266
$3,009,037
$242,950

34,900
14,418
10,320
93,804
3,905
360,039
20,000
10,000
118,122
274,810
36,627
8,100
26,400
10,000
5,845
36,236
5,000

34,900
14,418
10,320
93,804
3,905
360,039
20,000
10,000
118,122
274,810
36,627
8,100
26,400
10,000
5,845
36,236
5,000









Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Staples, Inc.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


34,900
14,418
10,320
93,804
3,905
360,039
20,000
10,000
118,122
274,810
36,627
8,100
26,400
10,000
5,845
36,236
5,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Sysco Corporation
T H Q, Inc.
T S B Financial Corp.
Target Corporation
TCF Financial Corp
Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.
Tidelands Bancshares, Inc.
Toyota Motor CP ADR
Tri Continental Corp
Triad Guaranty Inc.
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

871829107
872443403
872805106
87612E106
872275102
881624209
882508104
883623209
886374107
892331307
895436103
895925105
903293405
903914109
904708104
91324P102
911312106

$13,853,114
$444,983
$427,335
$2,967,800
$532,156
$307,487
$394,310
$1,171,527
$353,750
$8,805,874
$212,671
$13,698,966
$6,714,918
$1,450,449
$740,771
$3,850,919
$767,595

409,492
13,015
23,288
50,081
20,188
8,215
13,100
321,848
25,000
68,710
9,369
330,813
143,850
27,300
19,306
72,700
10,950

409,492
13,015
23,288
50,081
20,188
8,215
13,100
321,848
25,000
68,710
9,369
330,813
143,850
27,300
19,306
72,700
10,950





















Sysco Corporation

T H Q, Inc.

T S B Financial Corp.

Target Corporation

TCF Financial Corp

Teva Pharmaceutical

Texas Instruments

Thermogenesis Corp.

Tidelands Bancshares, Inc.

Toyota Motor CP ADR

Tri Continental Corp

Triad Guaranty Inc.

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

409,492
13,015
23,288
50,081
20,188
8,215
13,100
321,848
25,000
68,710
9,369
330,813
143,850
27,300
19,306
72,700
10,950

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Growth ETF
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

913017109
91529Y106
902973304
91913Y100
922908736
92343V104
918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106
98956P102

$1,162,915
$230,300
$1,685,764
$644,900
$815,099
$297,672
$2,221,900
$10,300,075
$9,151,200
$5,911,568
$206,948
$141,697
$6,518,575
$947,169
$1,331,398
$7,309,845
$3,404,870

17,891
10,000
48,206
10,000
13,950
7,850
26,893
187,104
199,416
125,912
5,125
33,980
80,377
27,510
26,612
133,367
39,865

17,891
10,000
48,206
10,000
13,950
7,850
26,893
187,104
199,416
125,912
5,125
33,980
80,377
27,510
26,612
133,367
39,865

Grand Total 03/31/07




$637,862,099

























United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Growth ETF

Verizon Communications

VF Corporation

Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Washington Mutual, Inc.

Webzen, Inc.

WellPoint, Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.

Zimmer Holdings, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

17,891
10,000
48,206
10,000
13,950
7,850
26,893
187,104
199,416
125,912
5,125
33,980
80,377
27,510
26,612
133,367
39,865

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0













